Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Jul. 25, 2014
Document Creation Date	dei_DocumentCreationDate	Feb. 14, 2014